Business Combinations (Tables)	12 Months Ended
Jun. 30, 2026
Business Combinations [Abstract]
Summary of Fair Value of Each Major Class and Total Value of Equity Instruments Issued
The following table summarises the fair value of each major class of consideration transferred at the date of acquisition:

$‘000
Equity instruments issued	196,624
Replacement share awards (1)	5,167
Total consideration transferred (2)	201,791

(1)	The fair value of replacement share awards has been adjusted by $3.7 million since the preliminary purchase price allocation (previously $1.5 million) to recognise the fair value of options and rights on foot at the date of acquisition.
(2)	Amount excludes the fair value associated with settlement of the pre-existing contractual arrangement between Piedmont and Sayona. Refer to Note 30 (c) for further details.

The following table summarises the calculation of the total value of equity instruments issued:

Number of Piedmont common stock on issue on date of acquisition (#)	21,946,069
Exchange ratio (per share of Piedmont common stock) (#)	527
Number of Sayona ordinary shares issued (#) (1)	11,565,602,304
Closing price of Sayona ordinary shares traded on the ASX on date of acquisition (A$)	0.0260
Total value of equity instruments issued ($’000) (2)	196,624

(1)	Amount may not reconcile as individual shareholdings have been rounded up to the nearest share on conversion of Piedmont common stock to ordinary fully paid shares in Sayona Mining Limited.
(2)	Amount has been converted to United States dollars on the date of acquisition using an exchange rate of A$1.00:US$0.6539.

Summary of Assets Acquired and Liabilities Assumed at the Date of Acquisition and Arising from the Acquisition
The following table summarises the recognised amounts of assets acquired and liabilities assumed at the date of acquisition:

$‘000
Cash and cash equivalents	34,452
Trade and other receivables	25,656
Other financial assets	4,127
Property, plant and equipment	38,195
Advances to affiliates	16,844
Other assets	573
Fair value of total assets acquired	119,847
Trade and other payables	30,320
Interest bearing liabilities	24,750
Provisions (1)	34,840
Fair value of total liabilities assumed	89,910
Fair value of net assets acquired	29,937

(1)	The fair value of provisions assumed has been adjusted by $25.2 million since the preliminary purchase price allocation (previously $9.6 million) to recognise onerous contract provisions relating to legacy loss-making offtake agreements in place at the date of acquisition. The provision is based on management’s best estimate of the fair value associated with these offtake agreements. Refer to Note 16 for further details.

Gain on Bargain Purchase Arising from the Acquisition
A gain on bargain purchase arising from the acquisition has been recognised as follows:

$‘000
Total consideration transferred	201,791
Buy-out of non-controlling interest in Sayona Québec (1)	(67,963)
Settlement of pre-existing contractual arrangement	(137,000)
Fair value of identifiable net assets	(29,937)
Gain on bargain purchase	(33,109)

(1)	As at 30 June 2025, the Group recognised Piedmont’s non-controlling interest in Sayona Québec of $37.8 million.